Allowance for Loan Losses - Past Due Information of Loan Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 2,174	$ 1,795
Current Loans	367,796	355,076
Total Loans	369,970	356,871
Accruing Loans 90 or More Days Past Due	0	0
Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,130	770
Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,044	1,025
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	273	377
Current Loans	130,361	114,335
Total Loans	130,634	114,712
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Commercial [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	273	377
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	47	51
Current Loans	31,094	40,135
Total Loans	31,141	40,186
Accruing Loans 90 or More Days Past Due	0	0
Other Real Estate Construction [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	47	51
Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Current Loans	7,805	5,024
Total Loans	7,805	5,024
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,496	1,119
Current Loans	74,908	76,800
Total Loans	76,404	77,919
Accruing Loans 90 or More Days Past Due	0	0
Real Estate - Residential [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	890	579
Real Estate - Residential [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	606	540
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	218	131
Current Loans	52,323	50,375
Total Loans	52,541	50,506
Accruing Loans 90 or More Days Past Due	0	0
Home Equity [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	100	108
Home Equity [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	118	23
Other Loans [Member]
Financing Receivable Impaired [Line Items]
Current Loans	2,110	2,838
Total Loans	2,110	2,838
Accruing Loans 90 or More Days Past Due	0	0
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	54	34
Current Loans	57,122	54,878
Total Loans	57,176	54,912
Accruing Loans 90 or More Days Past Due	0	0
Commercial Loan [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	54
Commercial Loan [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans		34
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	86	83
Current Loans	12,073	10,691
Total Loans	12,159	10,774
Accruing Loans 90 or More Days Past Due	0	0
Consumer Loans [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 86	$ 83